Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

NOTE 11: FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Cash and cash equivalents: The carrying amounts reported in the condensed consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

Restricted Cash: The carrying amounts reported in the condensed consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

Accounts receivable, net: Carrying amounts are considered to approximate fair value due to the short-term nature of these accounts receivables and no significant changes in interest rates. All amounts that are assumed to be uncollectible are written-off and/or reserved.

Accounts payable: The carrying amount of accounts payable reported in the balance sheet approximates its fair value due to the short-term nature of these accounts payable and no significant changes in interest rates.

Due from related parties, long-term: The carrying amount of due from related parties, long-term reported in the balance sheet approximates its fair value.

Other long-term debt, net of deferred finance costs: The outstanding balance of the floating rate loans continues to approximate its fair value, excluding the effect of any deferred finance costs.

Ship Mortgage Notes and premiums: The fair value of the 2021 Notes, which has a fixed rate, was determined based on quoted market prices, as indicated in the table below.

Loan payable to affiliate company: The outstanding balance of the fixed rate loan continues to approximate its fair value, excluding the effect of any deferred finance costs.

Assets held for sale: The carrying amount of assets held for sale includes vessels held for sale of which carrying amount approximates its fair value due to the fact that their remeasurement was based on either concluded sales prices or third party valuations performed on an individual basis and no significant changes in fair values of similar vessels and other assets held for sale of which carrying amount approximates the fair value due to the short-term nature and no significant changes in interest rates.

Liabilities associated with assets held for sale: Liabilities associated with assets held for sale consist mainly of floating rate loans and continue to approximate their fair value.

	June 30, 2021		December 31, 2020
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$79,160	$79,160	$40,594	$40,594
Restricted cash	$5,976	$5,976	$763	$763
Accounts receivable, net	$4,047	$4,047	$8,151	$8,151
Accounts payable	$7,117	$7,117	$10,605	$10,605
Ship mortgage notes and premium	$548,519	$476,246	$600,638	$400,554
Other long-term debt, net of deferred finance costs	$413,185	$419,995	$475,949	$484,529
Loan payable to affiliate company, net of deferred finance costs	$44,297	$45,312	$—	$—
Due from related parties, long-term	$13,789	$13,789	$14,658	$14,658
Assets held for sale	$—	$—	$77,831	$77,831
Liabilities associated with assets held for sale	$—	$—	$34,071	$34,071

Fair Value Measurements

The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, is as follows:

Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III: Inputs that are unobservable. The Company did not use any Level III inputs as of June 30, 2021 and December 31, 2020.

	Fair Value Measurements at June 30, 2021 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$79,160	$79,160	$—	$—
Restricted cash	$5,976	$5,976	$—	$—
Accounts receivable	$4,047	$4,047	$—	$—
Accounts payable	$7,117	$7,117	$—	$—
Ship mortgage notes and premium	$476,246	$476,246	$—	$—
Other long-term debt(1)	$419,995	$—	$419,995	$—
Loan payable to affiliate company(5)	$45,312	$—	$45,312	$—
Due from related parties, long-term(2)	$13,789	$—	$13,789	$—

	Fair Value Measurements at December 31, 2020 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$40,594	$40,594	$—	$—
Restricted cash	$763	$763	$—	$—
Accounts receivable	$8,151	$8,151	$—	$—
Accounts payable	$10,605	$10,605	$—	$—
Ship mortgage notes and premium	400,554	$400,554	$—	$—
Other long-term debt(1)	$484,529	$—	$484,529	$—
Due from related parties, long-term(2)	14,658	$—	$14,658	$—
Assets held for sale (3)	$77,831	$—	$77,831	$—
Liabilities associated with assets held for sale(4)	34,071	$—	$34,071	$—

(1)	The fair value of the Company’s other long-term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.

(2)	The fair value of the Company’s long term amounts due from related parties is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.
(3)	The fair value of the Company’s assets held for sale depends on the fair value of the vessels accounted for as held for sale and is estimated based on their concluded sale prices or third party valuations performed on an individual basis using available data for vessels with similar characteristics, age and capacity. The fair value of assets held for sale is considered level 2.

(4)	The fair value of the Company’s liabilities associated with assets held for sale depended mainly on the fair value of floating rate loans and was based on available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness. The fair value of the liabilities associated with assets held for sale was considered level 2.
(5)	The fair value of the Company’s loan payable to affiliate company is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.